RELATED PARTY TRANSACTIONS, Related Parties (Details)	12 Months Ended
Dec. 31, 2020
Tencent Limited and its affiliates ("Tencent") [Member]
Related Parties [Abstract]
Relationship with the Company	A shareholder of the Company [1]

[1]	These are the related parties that have engaged in significant transactions with the Company for the years ended December 31, 2018, 2019 and 2020.